Term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Deposits From Banks [Abstract]
Term deposits and cash and cash equivalents
21	Term deposits and cash and cash equivalents

(a)	Term deposits
As at December 31, 2020 and 2021, the Group’s term deposits were denominated in RMB and US
$
.
As at December 31, 2020 and 2021, the carrying amounts of the term deposits with initial terms of over three months approximated their fair values.

(b)	Cash and cash equivalents

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Cash at bank	11,108	6,591
Term deposits with initial terms within three months	20	—

	11,128	6,591